CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Change in Operating Assets - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Change in Operating Assets [Abstract]
Change in loans and receivables	£ (24,747)	£ 710	£ 6,081
Change in derivative financial instruments, trading and other financial assets at fair value through profit or loss	9,916	(13,889)	20,689
Change in other operating assets	(661)	961	7,930
Change in operating assets	£ (15,492)	£ (12,218)	£ 34,700